Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenue	$ 6,405	$ 6,516	$ 6,543
Selling, general and administrative expenses	(1,005)	(923)	(904)
Research and development expenses	(252)	(241)	(225)
Asset Impairment Charges	227	0	0
Restructuring-related charges	0	0	15
Total operating expenses	6,214	5,825	5,869
Income from operations	191	691	674
Interest expense	(168)	(163)	(170)
Other income (expense), net	16	(46)	(125)
Income (loss) from continuing operations before income taxes	39	482	379
Income tax expense	73	242	92
Income (loss) from continuing operations	(34)	240	287
Loss (income) from discontinued operations	(52)	(5)	(13)
Net income (loss)	(86)	235	274
Net income attributable to noncontrolling interests	2	3	4
Net income (loss) attributable to NCR	(88)	232	270
Amounts attributable to NCR common stockholders:
Income (loss) from continuing operations	(36)	237	283
Series A convertible preferred stock dividends	(49)	(47)	(49)
Deemed dividend on modification of Series A convertible preferred stock	0	(4)	0
Deemed dividend on preferred stock redemption	0	(58)	0
Income (loss) from continuing operations attributable to common stockholders	(85)	128	234
Loss (income) from discontinued operations	(52)	(5)	(13)
Net income (loss) attributable to NCR common stockholders	$ (137)	$ 123	$ 221
Income (loss) per share attributable to NCR common stockholders:
Basic (in dollars per share)	$ (0.72)	$ 1.05	$ 1.86
Diluted (in dollars per share)	(0.72)	1.01	1.80
Net income (loss) per common share
Basic (in dollars per share)	(1.16)	1.01	1.76
Diluted (in dollars per share)	$ (1.16)	$ 0.97	$ 1.71
Weighted average common shares outstanding
Basic (in shares)	118.4	121.9	125.6
Diluted (continuing operations)	118.4	127.0	157.4
Diluted (net income)	118.4	127.0	129.2
Product [Member]
Total revenue	$ 2,341	$ 2,579	$ 2,737
Cost of products	1,988	2,021	2,099
Service [Member]
Total revenue	4,064	3,937	3,806
Cost of products	$ 2,742	$ 2,640	$ 2,626